PREFERRED STOCK (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]
Share Based Compensation Stock Options Activities [Line Items]
Option Outstanding - Balance		12,584,829	1,392,251
Number of Shares - Issued in connection with convertible debt offerings		83,333,250	11,364,773
Common Stock Option Outstanding - Options Exercised	(60,000,000)	0	(146,694)
Common Stock Option Outstanding - Options Cancelled		(11,364,773)
Number of Shares - Expired		0	(25,501)
Option Outstanding - Balance		84,553,306	12,584,829
Weighted Average Exercise Price - Balance		$ 0.04	$ 0.07
Weighted Average Exercise Price - Issued in connection with convertible debt offerings		$ 0.06	$ 0.07
Weighted Average Exercise Price - Exercised	$ 0.06	$ 0.00	$ 0.17
Weighted Average Exercise Price - Cancelled		$ 0.04
Weighted Average Exercise Price - Expired		$ 0.00	$ 0.01
Weighted Average Exercise Price - Balance		$ 0.06	$ 0.04